Note 10 - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 3,395,000	$ 2,395,000
Research credit carryforwards	236,000	152,000
Accrued expenses		35,000
Share-based compensation	148,000	38,000
Other	32,000
Total deferred tax assets	3,811,000	2,620,000
Valuation allowance	(3,811,000)	(2,620,000)
Net deferred tax asset	$ 0	$ 0